Item 1 Schedule of Investments


 T. Rowe Price Balanced Fund
 (Unaudited) March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                        Shares/$Par    Value
 (Cost and value in $ 000s)

 COMMON STOCKS  64.0%
 CONSUMER DISCRETIONARY  7.0%
 Automobiles  0.7%
 Ford Motor                                            184,643       2,092

 GM ss.                                                130,700       3,841

 Honda (JPY)                                           1,400         70

 Honda ADR ss.                                         45,000        1,127

 Peugeot (EUR) ss.                                     24,239        1,541

 Renault (EUR) ss.                                     20,234        1,808

 Toyota Motor (JPY)                                    163,700       6,091

                                                                     16,570

 Distributors  0.2%
 Genuine Parts ss.                                       81,975        3,565

 Pacific Brands (AUD) ss.                                336,196       652

                                                                       4,217

 Hotels, Restaurants & Leisure  0.6%
 Carnival                                              100,000       5,181

 Hilton                                                100,000       2,235

 McDonald's                                            156,200       4,864

 Wendy's                                               30,000        1,171

 Whitbread (GBP)                                       101,260       1,782

                                                                     15,233

 Household Durables  0.6%
 Fortune Brands                                        40,000        3,225

 Goldcrest Company (JPY) ss.                           15,950        921

 Persimmon (GBP)                                       98,808        1,410

 Philips Electronics (EUR) *                           41,468        1,143

 Pioneer (JPY) ss.                                     69,500        1,250

 Sony (JPY) ss.                                        75,800        3,018

 THOMSON Multimedia (EUR) ss.                          106,394       2,870

                                                                     13,837

 Leisure Equipment & Products  0.2%
 Hasbro                                                80,000        1,636

 Nikon (JPY) ss.                                       106,000       1,219

 Sega Sammy Holdings (JPY)                             20,200        1,228

                                                                     4,083

 Media  2.6%
 Aegis Group (GBP)                                     1,137,206     2,191

 Astro All Asia, 144A (MYR) **                         208,100       282

 Astro All Asia (MYR) *                                13,000        18

 Clear Channel Communications                          100,000       3,447

 Comcast, Class A *                                    342,842       11,581

 Disney                                                362,617       10,418

 Gannett                                               27,600        2,183

 Gestevision Telecino (EUR) *                          8,500         198

 McGraw-Hill                                           71,800        6,264

 Omnicom                                               26,800        2,372

 Publicis (EUR)                                        117,010       3,593

 Reader's Digest                                       35,000        606

 Time Warner *                                         289,550       5,082

 Tribune                                               40,000        1,595

 Viacom
 Class A ss.                                           8,152         285

 Class B                                               187,391       6,527

 WPP Group (GBP)                                       209,165       2,380

 WPP Group ADR                                         19,100        1,083

                                                                     60,105

 Multiline Retail  0.8%
 May Department Stores                                 77,100        2,854

 Target                                                323,400       16,177

                                                                     19,031

 Specialty Retail  1.2%
 Blockbuster
 Class A ss.                                           52,404        463

 Class B                                               52,404        438

 CarMax *ss.                                           53,923        1,699

 Esprit Holdings (HKD)                                 227,500       1,553

 GAP                                                   207,300       4,527

 Home Depot                                            311,000       11,893

 RadioShack                                            80,000        1,960

 Staples                                               53,155        1,671

 TJX                                                   92,000        2,266

 Toys "R" Us *                                         64,380        1,658

                                                                     28,128

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR)                                  10,926        1,734

                                                                     1,734

 Total Consumer Discretionary                                        162,938

 CONSUMER STAPLES  5.5%
 Beverages  1.1%
 Allied Domecq (GBP)                                   180,050       1,814

 Anheuser-Busch                                        98,100        4,649

 Coca-Cola                                             229,300       9,555

 Kirin Brewery (JPY)                                   125,000       1,218

 PepsiCo                                               174,400       9,249

                                                                     26,485

 Food & Staples Retailing  2.2%
 Casino Guichard Perrachon (EUR) ss.                   20,319        1,709

 Coles Myer (AUD)                                      290,086       2,109

 Costco Wholesale                                      119,100       5,262

 CVS                                                   50,000        2,631

 J Sainsbury (GBP)                                     182,210       995

 Kroger *                                              222,900       3,573

 Matsumotokiyoshi (JPY) ss.                            33,000        979

 METRO (EUR)                                           87,178        4,681

 Sysco                                                 126,000       4,511

 Tesco (GBP)                                           358,510       2,143

 Wal-Mart                                              362,200       18,150

 Wal-Mart de Mexico, Series V (MXN)                    603,400       2,116

 Walgreen                                              50,000        2,221

                                                                     51,080

 Food Products  0.5%
 Campbell Soup                                         81,000        2,351

 General Mills                                         72,500        3,563

 Nestle (CHF) ss.                                      13,163        3,603

 Unilever N.V. (GBP)                                   333,839       3,297

                                                                     12,814

 Household Products  1.0%
 Colgate-Palmolive                                     67,300        3,511

 Kimberly-Clark                                        75,400        4,956

 Procter & Gamble                                      285,600       15,137

                                                                     23,604

 Personal Products  0.2%
 Gillette                                              95,174        4,804

                                                                     4,804

 Tobacco  0.5%
 Altria Group                                          160,800       10,515

                                                                     10,515

 Total Consumer Staples                                              129,302

 ENERGY  6.1%
 Energy Equipment & Services  1.0%
 Baker Hughes                                          80,000        3,559

 BJ Services                                           98,400        5,105

 FMC Technologies *                                    72,228        2,397

 Halliburton                                           93,742        4,054

 Schlumberger                                          102,600       7,231

 Transocean *                                          2             0

                                                                     22,346

 Oil & Gas  5.1%
 BP (GBP)                                              441,157       4,570

 BP ADR                                                230,902       14,408

 ChevronTexaco                                         222,318       12,963

 ConocoPhillips                                        50,000        5,392

 ENI S.p.A. (EUR)                                      118,520       3,078

 ENI S.p.A. ADR ss.                                    18,800        2,447

 ExxonMobil                                            685,326       40,846

 INPEX (JPY)                                           46            246

 Murphy Oil                                            100,000       9,873

 Oil Search (AUD)                                      626,682       1,172

 Petroleo Brasileiro ADR ss.                           104,000       4,001

 Royal Dutch Petroleum ADS                             30,000        1,801

 Shell Transport & Trading (GBP)                       159,178       1,428

 Shell Transport & Trading ADR                         69,000        3,751

 Statoil ASA (NOK)                                     472,865       8,047

 Total (EUR) ss.                                       23,310        5,456

                                                                     119,479

 Total Energy                                                        141,825

 FINANCIALS  13.8%
 Capital Markets  2.3%
 Babcock & Brown (AUD) *                               166,257       1,312

 Bank of New York                                      100,000       2,905

 Credit Suisse Group (CHF) *ss.                        79,075        3,397

 Franklin Resources                                    98,000        6,728

 Goldman Sachs                                         78,700        8,656

 Lehman Brothers                                       50,000        4,708

 Macquarie Bank (AUD)                                  66,939        2,484

 Mellon Financial                                      172,600       4,926

 Morgan Stanley                                        155,700       8,914

 Piper Jaffray *ss.                                    4,804         176

 State Street                                          196,000       8,569

 Waddell & Reed Financial, Class A                     35,581        702

                                                                     53,477

 Commercial Banks  4.9%
 ABN AMRO (EUR)                                        84,305        2,092

 Allied Irish Banks (EUR)                              47,971        1,005

 Australia & New Zealand Banking (AUD)                 132,948       2,118

 Australia & New Zealand Banking ADR                   22,800        1,818

 Banco Santander Central Hispano (EUR)                 207,900       2,531

 Banco Santander Chile ADR ss.                         52,151        1,728

 Bank Austria Creditanstalt (EUR)                      25,371        2,500

 Bank of America                                       515,699       22,742

 Bank of Ireland (EUR)                                 115,698       1,823

 Bank of Yokohama (JPY)                                261,000       1,592

 Barclays (GBP)                                        651,582       6,657

 Barclays ADR ss.                                      6,700         278

 BNP Paribas (EUR) ss.                                 68,515        4,855

 DBS Group (SGD)                                       200,000       1,805

 Grupo Financiero Banorte (MXN)                        711,300       4,626

 HBOS (GBP)                                            236,615       3,687

 HSBC (GBP)                                            110,006       1,739

 National Australia Bank (AUD)                         150,155       3,290

 NORDEA (SEK) ss.                                      463,319       4,689

 Royal Bank of Scotland (GBP)                          168,075       5,345

 S-E-Banken (SEK) ss.                                  150,387       2,852

 Sumitomo Mitsui Financial (JPY) ss.                   332           2,248

 Svenska Handelsbanken, Series A (SEK) ss.             146,434       3,461

 U.S. Bancorp                                          480,424       13,846

 UniCredito (EUR)                                      265,000       1,557

 Wachovia                                              271,919       13,843

                                                                     114,727

 Consumer Finance  0.5%
 AIFUL (JPY) *                                         27,900        2,233

 American Express                                      176,000       9,041

                                                                     11,274

 Diversified Financial Services  1.9%
 Citigroup                                             670,938       30,152

 ING Groep GDS (EUR)                                   77,814        2,351

 J.P. Morgan Chase                                     293,820       10,166

 Moody's                                               14,100        1,140

                                                                     43,809

 Insurance  2.7%
 Aioi Insurance (JPY)                                  470,000       2,534

 Ambac                                                 33,300        2,489

 American International Group                          375,718       20,819

 Aviva (GBP)                                           128,603       1,542

 AXA (EUR)                                             91,912        2,449

 CNP Assurances (EUR) ss.                              40,249        2,852

 Genworth Financial, Class A ss.                       50,000        1,376

 Marsh & McLennan                                      111,500       3,392

 Mitsui Sumitomo Insurance (JPY)                       127,000       1,164

 Prudential                                            64,000        3,674

 QBE Insurance (AUD) ss.                               154,130       1,773

 Royal & Sun (GBP)                                     458,388       680

 Safeco ss.                                            50,000        2,435

 St. Paul Companies                                    245,534       9,018

 Torchmark                                             87,600        4,573

 UnumProvident ss.                                     150,000       2,553

                                                                     63,323

 Real Estate  0.6%
 China Overseas Land & Investment (HKD)                3,570,000     787

 Equity Office Properties, REIT                        160,000       4,821

 General Property Trust, Equity Units (AUD)            254,154       697

 ProLogis, REIT                                        180,450       6,695

 Sun Hung Kai Properties (HKD)                         171,000       1,551

                                                                     14,551

 Thrifts & Mortgage Finance  0.9%
 Bradford Bingley (GBP)                                266,979       1,550

 Countrywide Credit                                    155,700       5,054

 Fannie Mae                                            86,900        4,732

 Freddie Mac                                           54,200        3,426

 Hypo Real Estate Holding (EUR) *                      58,792        2,451

 Radian                                                50,000        2,387

                                                                     19,600

 Total Financials                                                    320,761

 HEALTH CARE  7.1%
 Biotechnology  0.4%
 Amgen *                                               131,000       7,625

 CSL Limited (AUD)                                     27,431        725

                                                                     8,350

 Health Care Equipment & Supplies  1.0%
 Baxter International                                  111,500       3,789

 Becton, Dickinson                                     60,000        3,505

 Boston Scientific *                                   197,237       5,777

 Guidant                                               42,400        3,133

 Hospira *                                             14,170        457

 Medtronic                                             140,400       7,154

                                                                     23,815

 Health Care Providers & Services  1.6%
 Aetna                                                 105,390       7,899

 Cardinal Health                                       96,908        5,407

 Celesio (EUR) ss.                                     18,969        1,551

 Health Management                                     81,252        2,127

 Medco *                                               58,637        2,907

 UnitedHealth Group                                    196,600       18,752

                                                                     38,643

 Pharmaceuticals  4.1%
 Abbott Laboratories                                   141,700       6,606

 AstraZeneca ADR                                       63,100        2,494

 Bristol Myers Squibb                                  154,700       3,939

 Eisai (JPY) ss.                                       31,800        1,080

 Eli Lilly                                             100,000       5,210

 Forest Laboratories *                                 50,000        1,848

 GlaxoSmithKline (GBP)                                 68,513        1,569

 GlaxoSmithKline ADR                                   233,222       10,710

 Johnson & Johnson                                     191,500       12,861

 Kobayashi Pharmaceutical (JPY) ss.                    41,000        1,118

 Merck                                                 196,000       6,345

 Novartis (CHF) ss.                                    118,110       5,513

 Pfizer                                                586,810       15,415

 Sanofi-Aventis (EUR) ss.                              67,823        5,721

 Schering-Plough                                       200,000       3,630

 Takeda Chemical Industries (JPY) ss.                  42,500        2,025

 Wyeth                                                 210,800       8,892

                                                                     94,976

 Total Health Care                                                   165,784

 INDUSTRIALS & BUSINESS SERVICES  7.9%
 Aerospace & Defense  1.4%
 Boeing                                                95,900        5,606

 British Aerospace (GBP)                               298,082       1,461

 Honeywell International                               177,900       6,620

 Lockheed Martin                                       135,811       8,293

 Northrop Grumman                                      98,942        5,341

 United Technologies                                   48,400        4,920

                                                                     32,241

 Air Freight & Logistics  0.5%
 Exel (GBP)                                            84,748        1,357

 TPG NV (EUR) ss.                                      66,961        1,906

 UPS, Class B                                          92,000        6,692

 Yamato Transport (JPY)                                71,000        1,016

                                                                     10,971

 Airlines  0.0%
 Qantas Airways (AUD)                                  232,997       639

                                                                     639

 Building Products  0.1%
 Masco                                                 99,800        3,460

                                                                     3,460

 Commercial Services & Supplies  0.2%
 Waste Management                                      176,295       5,086

                                                                     5,086

 Construction & Engineering  0.2%
 Acciona (EUR)                                         35,767        3,228

 Downer EDI (AUD) ss.                                  211,260       851

                                                                     4,079

 Electrical Equipment  0.0%
 Sumitomo Electric Industries (JPY)                    92,000        979

                                                                     979

 Industrial Conglomerates  3.1%
 3M                                                    47,200        4,045

 DCC (EUR)                                             88,017        2,048

 GE                                                    1,319,400     47,577

 Hutchison Whampoa (HKD)                               215,000       1,826

 Sembcorp (SGD)                                        1,249,000     1,468

 Siemens (EUR)                                         53,861        4,264

 Tyco International                                    362,964       12,268

                                                                     73,496

 Machinery  1.4%
 Caterpillar                                           50,000        4,572

 Danaher                                               192,400       10,276

 Deere                                                 131,500       8,827

 Fanuc (JPY)                                           25,200        1,577

 ITT Industries                                        70,000        6,317

                                                                     31,569

 Marine  0.1%
 Nippon Yusen (JPY) ss.                                338,000       2,036

                                                                     2,036

 Road & Rail  0.8%
 Arriva (GBP)                                          235,452       2,335

 CSX                                                   120,000       4,998

 Landstar Systems *ss.                                 160,000       5,240

 Union Pacific                                         79,000        5,506

                                                                     18,079

 Trading Companies & Distributors  0.1%
 Mitsubishi Corporation (JPY)                          206,000       2,669

                                                                     2,669

 Total Industrials & Business Services                               185,304

 INFORMATION TECHNOLOGY  7.5%
 Communications Equipment  0.8%
 Cisco Systems *                                       423,900       7,584

 Motorola                                              278,600       4,171

 Nokia (EUR) *ss.                                      190,669       2,957

 Nokia ADR *                                           72,000        1,111

 QUALCOMM                                              88,000        3,225

 Uniden (JPY)                                          34,000        705

                                                                     19,753

 Computers & Peripherals  1.5%
 Dell *                                                301,600       11,588

 Hewlett-Packard                                       295,680       6,487

 IBM                                                   144,100       13,168

 Lexmark International *                               25,000        1,999

 Toshiba (JPY) ss.                                     596,000       2,490

                                                                     35,732

 Electronic Equipment & Instruments  0.4%
 Flextronics *ss.                                      180,000       2,167

 Hamamatsu Photonics (JPY) ss.                         30,400        676

 Jabil Circuit *ss.                                    121,800       3,474

 Kyocera (JPY)                                         16,500        1,177

 TDK (JPY) ss.                                         15,000        1,027

                                                                     8,521

 Internet Software & Services  0.3%
 IAC/InterActiveCorp *ss.                              118,000       2,628

 VeriSign *                                            130,000       3,731

                                                                     6,359

 IT Services  0.4%
 Automatic Data Processing                             78,000        3,506

 Certegy ss.                                           8,900         308

 DST Systems *ss.                                      50,000        2,309

 First Data                                            25,000        983

 Paychex                                               94,540        3,103

                                                                     10,209

 Office Electronics  0.1%
 Canon (JPY)                                           27,000        1,448

                                                                     1,448

 Semiconductor & Semiconductor Equipment  1.7%
 Altera *                                              152,000       3,006

 Analog Devices                                        149,000       5,385

 Applied Materials *                                   160,000       2,600

 Intel                                                 508,400       11,810

 Jenoptik (EUR) *                                      59,600        655

 KLA-Tencor *                                          60,000        2,761

 Linear Technology                                     115,000       4,406

 Maxim Integrated Products                             111,500       4,557

 Semiconductor Manufacturing International ADR *ss.    31,100        303

 Texas Instruments                                     100,000       2,549

 Xilinx                                                50,400        1,473

                                                                     39,505

 Software  2.3%
 Adobe Systems                                         100,000       6,717

 Electronic Arts *                                     30,000        1,553

 Intuit *                                              167,200       7,318

 Microsoft                                             949,800       22,957

 Oracle *                                              727,000       9,073

 SAP (EUR)                                             21,008        3,387

 VERITAS Software *ss.                                 115,000       2,670

                                                                     53,675

 Total Information Technology                                        175,202

 MATERIALS  3.8%
 Chemicals  1.3%
 BASF (EUR) ss.                                        49,713        3,525

 Dow Chemical                                          167,200       8,335

 DuPont                                                56,315        2,885

 FMC *                                                 42,000        2,245

 Great Lakes Chemical                                  25,000        803

 Kaneka (JPY)                                          151,000       1,667

 Potash Corp./Saskatchewan ss.                         62,000        5,426

 Rohm & Haas                                           53,417        2,564

 Valspar ss.                                           36,200        1,685

 Yara International (NOK) *                            72,910        1,106

                                                                     30,241

 Construction Materials  0.3%
 Boral (AUD)                                           786,445       3,707

 Cemex (MXN)                                           333,700       2,423

 Lafarge (EUR)                                         10,471        1,014

                                                                     7,144

 Containers & Packaging  0.1%
 David S. Smith (GBP)                                  726,821       2,162

                                                                     2,162

 Metals & Mining  1.8%
 Alcoa                                                 167,860       5,101

 Anglo American (GBP)                                  54,766        1,298

 BlueScope Steel (AUD) ss.                             599,976       4,034

 Inco *ss.                                             200,000       7,960

 Newmont Mining                                        60,000        2,535

 Nippon Steel (JPY)                                    1,096,000     2,770

 Nucor ss.                                             160,000       9,210

 Phelps Dodge                                          60,000        6,104

 SSAB Svenskt Stal, Series A (SEK)                     112,376       2,791

                                                                     41,803

 Paper & Forest Products  0.3%
 Georgia-Pacific                                       61,135        2,170

 International Paper                                   100,000       3,679

 MeadWestvaco                                          30,000        954

 Neenah Paper ss.                                      2,284         77

 Weyerhaeuser                                          12,700        870

                                                                     7,750

 Total Materials                                                     89,100

 TELECOMMUNICATION SERVICES  2.7%
 Diversified Telecommunication Services  1.9%
 Alltel                                                89,100        4,887

 China Telecom (HKD)                                   3,144,000     1,098

 Compania de Telecomunicaciones de Chile ADR ss.       69,700        776

 SBC Communications                                    252,540       5,983

 Sprint                                                101,800       2,316

 TDC (DKK)                                             57,390        2,420

 Tele Norte Leste ADR *ss.                             92,300        1,428

 Tele2 AB, Series B (SEK) ss.                          65,194        2,155

 Telenor ASA (NOK)                                     396,406       3,560

 Telus (CAD)                                           120,800       3,884

 Telus (Non-voting shares)                             89,200        2,748

 Verizon Communications                                356,730       12,664

                                                                     43,919

 Wireless Telecommunication Services  0.8%
 America Movil ADR, Series L                           48,300        2,492

 Bouygues (EUR)                                        71,502        2,835

 China Unicom (HKD)                                    586,000       455

 KDDI (JPY)                                            362           1,793

 Nextel Communications, Class A *                      100,000       2,842

 O2 (GBP) *                                            1,389,562     3,129

 Starhub (SGD) *                                       879,000       671

 Vodafone (GBP)                                        238,592       633

 Vodafone ADR ss.                                      147,500       3,918

                                                                     18,768

 Total Telecommunication Services                                    62,687

 UTILITIES  2.6%
 Electric Utilities  1.9%
 E.On (EUR) ss.                                        49,582        4,256

 Entergy                                               81,400        5,752

 Exelon                                                252,050       11,566

 FirstEnergy                                           139,054       5,833

 Hong Kong Electric (HKD)                              193,571       859

 Iberdrola (EUR) ss.                                   113,076       2,959

 Pinnacle West Capital                                 50,000        2,125

 TEPCO (JPY) ss.                                       111,800       2,711

 TXU                                                   106,500       8,481

                                                                     44,542

 Gas Utilities  0.3%
 Australian Gas Light (AUD)                            55,411        608

 Centrica (GBP)                                        670,085       2,920

 NiSource                                              150,000       3,419

                                                                     6,947

 Multi-Utilities & Unregulated Power  0.4%
 Duke Energy ss.                                       306,230       8,577

                                                                     8,577

 Total Utilities                                                     60,066

 Total Common Stocks (Cost  $955,473)                                1,492,969

 PREFERRED STOCKS  0.1%
 Porsche (EUR) ss.                                     2,740         1,990

 Total Preferred Stocks (Cost  $888)                                 1,990

 CORPORATE BONDS  9.5%
 AIG SunAmerica Global Financing, 144A, 7.60%, 6/15/05 2,600,000     2,621
++
 Alcan Aluminum, 4.875%, 9/15/12                       700,000       699

 America Movil, 5.50%, 3/1/14                          545,000       522

 American Axle & Manufacturing, 5.25%, 2/11/14         500,000       443

 American Electric Power, 5.375%, 3/15/10              1,180,000     1,201

 Amgen, 144A, 4.00%, 11/18/09                          410,000       399

 Anheuser-Busch, 5.75%, 4/1/10                         5,000,000     5,245

 AOL Time Warner, 7.625%, 4/15/31                      1,625,000     1,918

 Arden Realty, 5.25%, 3/1/15                           225,000       220

 AT&T Broadband, 8.375%, 3/15/13                       1,800,000     2,137

 AT&T Wireless Services, 7.875%, 3/1/11                1,000,000     1,138

 Baker Hughes, 6.25%, 1/15/09                          1,000,000     1,058

 Bank of America, 4.875%, 9/15/12                      500,000       501

 Bank One, 5.50%, 3/26/07                              2,000,000     2,051

 BankAmerica, 6.625%, 8/1/07                           3,000,000     3,153

 BankBoston Capital Trust, 8.25%, 12/15/26             1,000,000     1,089

 BB&T
 4.75%, 10/1/12                                        935,000       922

 6.375%, 6/30/05                                       3,000,000     3,025

 Bear Stearns, 4.00%, 1/31/08                          750,000       741

 BHP Finance
 4.80%, 4/15/13                                        255,000      252

 6.69%, 3/1/06                                         2,000,000    2,055

 Boeing, 8.75%, 8/15/21                                500,000      679

 Bottling Group, 4.625%, 11/15/12                      450,000      444

 BP Capital Markets, 2.35%, 6/15/06                    500,000      492

 Bristol-Myers Squibb, 5.75%, 10/1/11                  1,000,000    1,045

 British Sky Broadcasting, 8.20%, 7/15/09              1,000,000    1,129

 British Telecommunications, 8.375%, 12/15/10          1,000,000    1,161

 Burlington Northern Santa Fe, ETC, 7.33%, 6/23/10     445,527      448

 Canadian National Railway, 4.25%, 8/1/09              500,000      494

 Canadian Natural Resources, 6.45%, 6/30/33            500,000      536

 Capital One Bank
 4.25%, 12/1/08                                        400,000      394

 4.875%, 5/15/08                                       1,000,000    1,008

 Caterpillar Financial Services, 3.10%, 5/15/07        500,000      488

 Celulosa Arauco Y Constitucion, 8.625%, 8/15/10       800,000      922

 Centerpoint Energy Houston, 5.70%, 3/15/13            1,000,000    1,046

 Chevron Phillips Chemical, 5.375%, 6/15/07            560,000      572

 CIT Group, 5.00%, 2/1/15                              2,500,000    2,417

 Citigroup
 5.00%, 9/15/14                                        1,534,000    1,514

 6.625%, 6/15/32                                       2,000,000    2,255

 Clear Channel Communications, 7.65%, 9/15/10          1,000,000    1,096

 Clorox, 144A, 4.20%, 1/15/10                          600,000      590

 Coca-Cola Bottling, 7.20%, 7/1/09                     5,000,000    5,393

 Comcast Cable Communications, 6.75%, 1/30/11          1,750,000    1,903

 Consolidated Natural Gas, 5.00%, 3/1/14               1,500,000    1,471

 Consumers Energy, 6.25%, 9/15/06                      1,800,000    1,849

 Countrywide Funding, 6.875%, 9/15/05                  860,000      872

 Cox Communications, 7.125%, 10/1/12                   300,000      326

 Credit Suisse First Boston (USA)
 6.125%, 11/15/11                                      1,800,000    1,912

 6.50%, 1/15/12                                        1,175,000    1,271

 CVS, 4.00%, 9/15/09                                   500,000      488

 Daimler Chrysler Holding, 7.20%, 9/1/09               1,000,000    1,076

 Deutsche Telekom International Finance, STEP
 8.50%, 6/15/10                                        1,150,000    1,329

 Developers Diversified Realty, 4.625%, 8/1/10         1,000,000    971

 Duke Capital, 7.50%, 10/1/09                          1,000,000    1,104

 DuPont, 6.875%, 10/15/09                              660,000      722

 Enbridge, 4.90%, 3/1/15                               500,000      490

 Energy East, 6.75%, 9/15/33                           1,000,000    1,122

 Enron Oil & Gas, 6.50%, 12/1/07                       4,000,000    4,194

 EOP Operating, 6.80%, 1/15/09                         1,250,000    1,333

 Equitable Resources, 7.75%, 7/15/26                   2,000,000    2,497

 Erac USA Finance, 144A, 8.00%, 1/15/11                2,500,000    2,843

 ERP Operating, 6.95%, 3/2/11                          710,000      770

 Exelon Generation, 6.95%, 6/15/11                     375,000      413

 Federal Express, 9.95%, 8/15/06                       500,000      539

 First Data, 4.70%, 8/1/13                             800,000      781

 First Tennessee Bank, 5.05%, 1/15/15                  1,000,000    977

 Florida Power & Light, 5.95%, 10/1/33                 400,000      429

 Food Lion, 8.05%, 4/15/27                             1,900,000    2,107

 Ford Capital, 9.50%, 6/1/10                           4,000,000    4,360

 Ford Motor Credit
 6.75%, 8/15/08                                        1,000,000    1,008

 7.00%, 10/1/13                                        1,000,000    969

 7.375%, 10/28/09                                      600,000      605

 France Telecom, STEP, 8.00%, 3/1/11                   1,590,000    1,842

 General Electric Capital
 3.125%, 4/1/09                                        6,000,000    5,674

 5.45%, 1/15/13                                        2,500,000    2,562

 General Motors
 7.125%, 7/15/13                                       325,000      281

 8.25%, 7/15/23                                        2,750,000    2,372

 General Motors Acceptance Corp.
 6.125%, 8/28/07                                       1,000,000    977

 6.75%, 12/1/14                                        675,000      583

 Goldman Sachs Group
 5.15%, 1/15/14                                        1,200,000    1,191

 6.60%, 1/15/12                                        2,500,000    2,714

 Halliburton, 5.50%, 10/15/10                          1,000,000    1,030

 Harrah's Operating, 5.50%, 7/1/10                     500,000      509

 Hewlett Packard, 5.50%, 7/1/07                        1,000,000    1,025

 Household Finance, 6.375%, 10/15/11                   3,200,000    3,436

 HSBC Bank USA, 5.875%, 11/1/34                        1,950,000    1,991

 HSBC Holdings, 5.25%, 12/12/12                        600,000      611

 IBM
 3.80%, 2/1/08                                         625,000      617

 6.45%, 8/1/07                                         500,000      525

 ING Capital Funding Trust III
 8.439%, 12/31/49 (Tender 12/31/10)                    1,000,000    1,175

 International Lease Finance, 3.75%, 8/1/07            400,000      394

 Jefferson Pilot, 144A, 8.14%, 1/15/46                 1,500,000    1,697

 Johnson Controls, 4.875%, 9/15/13                     1,000,000    992

 Kimberly-Clark, 6.375%, 1/1/28                        5,000,000    5,644

 Kraft Foods, 5.625%, 11/1/11                          1,000,000    1,036

 Kroger, 8.05%, 2/1/10                                 2,500,000    2,837

 Lehman Brothers
 3.95%, 11/10/09                                       1,000,000    964

 4.80%, 3/13/14                                        1,525,000    1,472

 Lennar, 5.50%, 9/1/14                                 500,000      495

 Lockheed Martin, 7.65%, 5/1/16                        1,000,000    1,192

 Manufacturers & Traders Trust, 8.00%, 10/1/10         1,625,000    1,859

 MBNA America Bank, 6.50%, 6/20/06                     1,500,000    1,541

 Mellon Funding, 5.00%, 12/1/14                        1,000,000    993

 Merrill Lynch
 4.125%, 1/15/09                                       500,000      491

 5.00%, 1/15/15                                        1,500,000    1,457

 6.50%, 7/15/18                                        1,000,000    1,086

 Morgan Stanley, 6.875%, 3/1/07                        4,000,000    4,189

 Motorola, 8.00%, 11/1/11                              1,000,000    1,159

 National City Bank, 4.25%, 1/29/10                    400,000      393

 New Jersey Bell Telephone, 6.80%, 12/15/24            2,500,000    2,664

 Newmont Mining, 5.875%, 4/1/35                        350,000      346

 News America Holdings, 9.25%, 2/1/13                  1,090,000    1,361

 Niagara Mohawk Power, 7.625%, 10/1/05                 368,828      375

 Noram Energy, 6.50%, 2/1/08                           521,000      548

 Norfolk Southern, 7.80%, 5/15/27                      500,000      625

 Northrop Grumman, 7.875%, 3/1/26                      500,000      626

 NYNEX, 9.55%, 5/1/10                                  514,912      575

 Oncor Electric Delivery, 7.25%, 1/15/33               1,800,000    2,182

 Pacific Gas & Electric
 3.60%, 3/1/09                                         500,000      483

 4.80%, 3/1/14                                         1,000,000    975

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            335,000      334

 Pemex Project Funding Master Trust, 7.375%, 12/15/14  2,500,000    2,675

 Petrobras International, 9.875%, 5/9/08               750,000      833

 Phillips Petroleum, 7.00%, 3/30/29                    4,000,000    4,701

 PNC Funding, 5.25%, 11/15/15                          1,000,000    983

 PPL Energy Supply, 6.40%, 11/1/11                     940,000      1,015

 Procter & Gamble, 4.85%, 12/15/15                     500,000      489

 Progress Energy, 7.10%, 3/1/11                        1,200,000    1,318

 Public Service Company of Colorado, 7.875%, 10/1/12   940,000      1,117

 Pulte Homes, 7.875%, 8/1/11                           750,000      850

 Reed Elsevier, 6.125%, 8/1/06                         1,000,000    1,027

 Royal Bank of Canada, 3.875%, 5/4/09                  350,000      342

 Royal Bank of Scotland Group, 5.00%, 10/1/14          1,000,000    996

 Ryland Group, 5.375%, 1/15/15                         500,000      484

 SBC Communications, 6.25%, 3/15/11                    1,100,000    1,167

 Southern California Edison
 4.65%, 4/1/15                                         500,000      481

 6.00%, 1/15/34                                        1,000,000    1,047

 Southwest Airlines, 6.50%, 3/1/12                     1,000,000    1,053

 Sprint Capital, 6.875%, 11/15/28                      1,600,000    1,707

 St. Paul Companies, 5.75%, 3/15/07                    1,525,000    1,565

 State Street, 7.65%, 6/15/10                          1,000,000    1,129

 Sunoco, 4.875%, 10/15/14                              750,000      731

 Suntrust, 2.50%, 5/4/06                               1,000,000    986

 Synovus Financial, 4.875%, 2/15/13                    390,000      381

 Telecom Italia Capital, 5.25%, 11/15/13               1,000,000    989

 Telefonica Europe, 7.35%, 9/15/05                     1,660,000    1,687

 Telefonos de Mexico, 144A, 4.75%, 1/27/10             415,000      404

 Telus
 7.50%, 6/1/07                                         400,000      425

 8.00%, 6/1/11                                         600,000      701

 Tenneco Packaging, 7.20%, 12/15/05                    1,000,000    1,020

 TGT Pipeline, 144A, 5.50%, 2/1/17                     165,000      163

 THOMSON Multimedia, 6.20%, 1/5/12                     1,400,000    1,505

 Time Warner
 6.875%, 6/15/18                                       1,000,000    1,104

 7.48%, 1/15/08                                        1,400,000    1,494

 Transocean, 7.50%, 4/15/31                            900,000      1,110

 Travelers Property Casualty, 6.75%, 11/15/06          1,500,000    1,556

 TXU Energy, 7.00%, 3/15/13                            250,000      275

 Tyco International
 6.125%, 1/15/09                                       500,000      524

 6.375%, 10/15/11                                      750,000      810

 Unilever Capital, 7.125%, 11/1/10                     430,000      481

 Union Bank of Switzerland, 7.25%, 7/15/06             1,000,000    1,039

 Union Pacific, 6.50%, 4/15/12                         2,000,000    2,181

 UST, 6.625%, 7/15/12                                  1,200,000    1,315

 Verizon Global Funding, 6.875%, 6/15/12               130,000      143

 Vodafone, 5.375%, 1/30/15                             600,000      606

 Wachovia Bank, 4.875%, 2/1/15                         1,600,000    1,564

 Washington Mutual, 4.375%, 1/15/08                    1,250,000    1,248

 Wells Fargo, 4.20%, 1/15/10                           1,000,000    978

 Wells Fargo Financial, 5.50%, 8/1/12                  2,000,000    2,078

 Weyerhaeuser, 5.95%, 11/1/08                          750,000      786

 Willamette Industries, 7.85%, 7/1/26                  1,000,000    1,215

 World Savings Bank,  F.S.B., 4.125%, 12/15/09         750,000      733

 Yum! Brands, 7.70%, 7/1/12                            500,000      579

 Total Corporate Bonds (Cost  $216,496)                             222,134

 ASSET-BACKED SECURITIES  0.2%
 Citibank Credit Card Issuance Trust, Series 2000-A1
 6.90%, 10/15/07                                       2,800,000    2,851

 Hyundai Auto Receivables Trust, Series 2003-A, Class
 A4, 3.02%, 10/15/10                                   325,000      317

 Peco Energy Transition Trust, Series 2001-A, Class A1
 6.52%, 12/31/10                                       450,000      488

 Total Asset-Backed Securities (Cost  $3,727)                       3,656

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 0.8%
 Bank of America Mortgage Securities, Series 2004-1
 Class 3A2, CMO, VR, 4.996%, 10/25/34                  1,079,854    1,071

 DLJ Commercial Mortgage, Series 1999-CG2
 Class A1B, CMO, 7.30%, 6/10/32                        2,850,000    3,105

 GMAC Commercial Mortgage Securities, Series 2001-C2
 Class A2, CMO, 6.70%, 4/15/34                         4,200,000    4,552

 Greenwich Capital Commercial Funding, Series 2004-GG1A
 Class A2, CMO, 3.835%, 6/10/36                        1,500,000    1,478

 J.P. Morgan Chase Commercial Mortgage, Series
 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33              2,325,000    2,487

 LB-UBS Commercial Mortgage Trust, Series 2004-C2
 Class A2, CMO, 3.246%, 3/15/29                        2,625,000    2,493

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7
 Class A2, CMO, 5.98%, 1/15/39                         2,800,000    2,966

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost  $18,553)                                                    18,152

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  1.1%
 Asian Development Bank
 4.875%, 2/5/07                                        200,000      204

 6.64%, 5/27/14                                        1,000,000    1,135

 Canada Mortgage & Housing, 2.95%, 6/2/08              1,500,000    1,444

 European Investment Bank
 2.70%, 4/20/07                                        500,000      486

 3.375%, 6/12/13                                       1,000,000    948

 STEP, 4.00%, 8/30/05                                  850,000      853

 Export Import Bank of Korea, 144A, 5.25%, 2/10/14     500,000      498

 Government of Malaysia, 7.50%, 7/15/11 ss.            420,000      473

 Hydro-Quebec, 7.50%, 4/1/16                           1,000,000    1,202

 International Bank for Reconstruction & Development
 5.00%, 3/28/06 ss.                                    1,350,000    1,369

 7.625%, 1/19/23                                       1,800,000    2,361

 Inter-American Development Bank, 6.375%, 10/22/07     1,100,000    1,161

 Province of Manitoba, 7.50%, 2/22/10                  5,600,000    6,334

 Province of Ontario, 6.00%, 2/21/06 ss.               2,650,000    2,702

Province of Quebec, 7.00%, 1/30/07 ss.                 1,000,000     1,052

 Republic of Chile, 5.50%, 1/15/13 ss.                 115,000       118

 Republic of Italy
 2.50%, 3/31/06 ss.                                    1,000,000     990

 4.375%, 6/15/13                                       330,000       323

 5.375%, 6/15/33                                       330,000       333

 Republic of Korea, 8.875%, 4/15/08                    424,000       477

 Republic of South Africa, 6.50%, 6/2/14 ss.           250,000       262

 United Mexican States, 7.50%, 1/14/12 ss.             2,000,000     2,208

 Total Foreign Government Obligations & Municipalities
 (Cost  $25,902)                                                     26,933

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 2.9%
 U.S. Government Agency Obligations +/- 1.5%
 Federal Home Loan Mortgage
 6.00%, 10/1/32 - 12/1/33                              847,081       868

 6.50%, 8/1/32                                         424,326       441

 7.00%, 6/1/32                                         867,378       915

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 9/1/34                                16,240,575    15,667

 5.00%, 9/1/33 - 3/1/34                                2,512,202     2,461

 5.50%, 1/1/17 - 3/1/20                                3,429,461     3,501

 6.00%, 5/1/33 - 11/1/34                               6,414,211     6,560

 6.50%, 3/1/16 - 12/1/32                               1,322,667     1,381

 7.00%, 10/1/29 - 4/1/32                               551,410       582

 CMO, 6.00%, 10/25/08                                  3,205,346     3,276

 U.S. Department of Veteran Affairs, CMO, VR
 9.594%, 3/15/25                                       165,904       175

                                                                      35,827

 U.S. Government Obligations 1.4% Government National Mortgage Assn.
 5.00%, 9/20/33                                        2,511,042     2,475

 5.50%, 2/20/34                                        13,710,519    13,823

 6.00%, 2/15/14 - 1/20/35                              6,620,918     6,801

 6.50%, 9/15/25 - 4/15/29                              1,260,034     1,320

 7.00%, 12/15/23 - 3/15/31                             1,046,125     1,110

 7.50%, 9/15/22 - 5/15/26                              681,727       733

 8.00%, 6/15/17 - 11/15/25                             553,732       600

 8.50%, 6/15/08 - 6/20/26                              433,478       472

 9.00%, 2/15 - 6/20/20                                 87,417        96

 9.50%, 8/15/09 - 8/20/22                              72,974        81

 10.00%, 11/15/09 - 1/20/22                            6,263         7

 10.50%, 5/15/15                                       3,998         5

 11.00%, 3/15/10 - 1/15/20                             142,528       159

 11.50%, 3/15/10 - 3/15/16                             164,335       186

 ARM, 4.75%, 8/20/23                                   14,072        14

 CMO, 5.50%, 5/20/31                                   5,000,000     5,078

                                                                     32,960

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $68,901)                                          68,787

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-
 U.S. Government Agency Obligations +/- 3.2% Federal Home Loan Bank
 5.25%, 6/18/14                                        2,000,000     2,068

 5.75%, 5/15/12 ss.                                    6,375,000     6,772

 6.34%, 10/19/05                                       4,875,000     4,952

 Federal Home Loan Mortgage
 2.375%, 4/15/06 ss.                                   10,000,000    9,871

 2.75%, 3/15/08 ss.                                    150,000       144

 2.875%, 5/15/07 ss.                                   5,000,000     4,892

 4.50%, 1/15/14 ss.                                    310,000       304

 5.125%, 7/15/12 ss.                                   582,000       598

 6.625%, 9/15/09                                       7,500,000     8,160

 Federal National Mortgage Assn.
 5.25%, 4/15/07 - 8/1/12                               8,310,000     8,473

 6.00%, 5/15/08                                        2,500,000     2,629

 6.375%, 6/15/09                                       13,000,000    13,950

 6.47%, 9/25/12                                        3,000,000     3,328

 6.625%, 9/15/09 ss.                                   7,500,000     8,154

                                                                     74,295

 U.S. Treasury Obligations  10.7%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                     15,145,000    16,508

 6.25%, 8/15/23 - 5/15/30 ss.                            6,675,000     7,799

 6.50%, 11/15/26 ss.                                     16,000,000    19,415

 7.125%, 2/15/23 ss.                                     3,550,000     4,497

 7.25%, 5/15/16 ss.                                      8,500,000     10,426

 8.125%, 8/15/19 ss.                                     4,300,000     5,784

 8.75%, 5/15/20 ss.                                      1,000,000     1,422

 9.25%, 2/15/16 ss.                                      3,000,000     4,188

 13.875%, 5/15/11 ss.                                    190,000       211

 U.S. Treasury Notes
 2.00%, 5/15/06 ss.                                      7,000,000     6,885

 2.25%, 2/15/07 ss.                                      3,355,000     3,264

 2.375%, 8/31/06 ss.                                     2,480,000     2,438

 2.875%, 11/30/06 ss.                                    5,000,000    4,932

 3.00%, 11/15/07 ss.                                     14,700,000   14,381

 3.125%, 5/15/07 ss.                                     14,000,000   13,799

 3.25%, 8/15/07 ss.                                      6,500,000    6,413

 3.375%, 2/28/07 - 2/15/08 ss.                           52,000,000   51,566

 3.875%, 2/15/13 ss.                                     8,000,000    7,726

 4.00%, 2/15/15 ss.                                      12,000,000   11,528

 4.25%, 11/15/13 - 11/15/14 ss.                          31,000,000   30,428

 4.375%, 5/15/07 - 8/15/12 ss.                           10,945,000   11,042

 4.75%, 11/15/08 ss.                                     13,019,000   13,336

 5.00%, 8/15/11 ss.                                      2,050,000    2,129

                                                                      250,117

 Total U.S. Government Agency Obligations
 (excluding Mortgage-Backed) (Cost $322,836)                          324,412

 DOMESTIC BOND MUTUAL FUNDS  5.1%
 T. Rowe Price Institutional High Yield
 Fund, 6.83% p+                                        11,291,017   119,685
 Total Domestic Bond Mutual Funds (Cost$118,404)                    119,685

SHORT-TERM INVESTMENTS 2.1%
Money Market Fund 2.1%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       50,327,484   50,327

 Total Short-Term Investments (Cost $50,327)                        50,327

 SECURITIES LENDING COLLATERAL 18.0%
 Money Market Pooled Account 3.3%
 Investment in money market pooled account
 managed by JP Morgan Chase Bank, London, 2.819% #     76,294,888   76,295

                                                                    76,295
 Money Market Trust  14.7%
 State Street Bank and Trust Company of New
 Hampshire N.A. Securities Lending Quality
 Trust units, 2.882% #                                342,018,608  342,019

                                                                   342,019

 Total Securities Lending Collateral (Cost $418,314)               418,314

 Total Investments in Securities
 117.7% of Net Assets (Cost $2,199,821)               $            2,747,359


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
*     Non-income producing
ss.   All or a portion of this security is on loan at March
      31, 2005 - See Note 2
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 +    Affiliated company - See Note 4
 *    Valued by the T. Rowe Price Valuation Committee,
      established by the fund's Board of Directors
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $9,497 and represents 0.4% of net assets
 ADR  American Depository Receipts
 ADS  American Depository Shares
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 ETC  Equipment Trust Certificate
 EUR  Euro
 GBP  British pound
 GDS  Global Depository Shares
 HKD  Hong Kong dollar
 JPY  Japanese yen
 MXN  Mexican peso
 MYR  Malaysian ringgit
 NOK  Norwegian krone
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end

 ++Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $2,621 and represents 0.1% of net assets.



                                                  Acquisition      Acquisition
 Description                                             Date             Cost
 AIG SunAmerica Global Financing, 144A
 7.60%, 6/15/05                                        6/8/00      $     2,600

 Totals                                                            $     2,600

The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Balanced Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2005, the value of loaned securities was $412,652,000; aggregate collateral consisted of $418,314,000 in money market pooled accounts and U.S. government securities valued at $6,332,000.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $2,199,821,000. Net unrealized gain aggregated $547,515,000 at period-end, of which $593,560,000 related to appreciated investments and $46,045,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $177,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $50,327,000 and $15,788,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Balanced Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended March 31, 2005, purchases and sales of High Yield Fund were $3,084,000 and $40,164,000, respectively. Realized losses during the period were $164,000, and investment income during the period was $3,085,000. At March 31, 2005 and December 31, 2004, the value of shares of High Yield Fund held were $119,685,000 and $161,216,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005